Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk

15. Concentration of Credit Risk

As of December 31, 2012, the Company’s portfolio of investments consisted of 258 healthcare facilities, located in 29 states and operated by 38 third party operators. At December 31, 2012, approximately 54.5% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (16.2%), Daybreak Healthcare (13.4%), EmpRes (9.6%), Maplewood (8.1%), and SunMar (7.2%). No other operator represents more than 6.3% of our total assets. The five states in which the Company had its highest concentration of total assets were Texas (17.0%), California (15.4%), Ohio (8.5%), Connecticut (8.1%), and Pennsylvania (6.6%), at December 31, 2012.

For the year ended December 31, 2012, the Company’s rental income from operations totaled approximately $117.4 million, of which approximately $19.1 million was from Daybreak Healthcare (16.2%), $16.5 million from Saber Health Group (14.0%), and $12.3 million from EmpRes (10.4%). No other operator generated more than 8.3% of the Company’s rental income from operations for the year ended December 31, 2012.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2011 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Company’s total assets at December 31, 2012. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Daybreak Healthcare (1)
Financial position
Current assets	$60,101,714	$20,268,519
Noncurrent assets	14,836,834	33,730,570
Current liabilities	42,805,808	43,808,258
Noncurrent liabilities	35,822,405	48,613,081
(Deficit) equity	(3,749,665)	(38,422,250)
Results of operations
Revenues	$253,149,467	$243,231,294
Gross profit	12,852,928	5,338,258
Income from continuing operations	11,765,523	1,869,985
Net income	5,942,277	2,065,042

(1)	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Concentration of Credit Risk

15. Concentration of Credit Risk

As of December 31, 2012, the Partnership’s portfolio of investments consisted of 258 healthcare facilities, located in 29 states and operated by 38 third party operators. At December 31, 2012, approximately 54.5% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (16.2%), Daybreak Healthcare (13.4%), EmpRes (9.6%), Maplewood (8.1%), and SunMar (7.2%). No other operator represents more than 6.3% of our total assets. The five states in which the Partnership had its highest concentration of total assets were Texas (17.0%), California (15.4%), Ohio (8.5%), Connecticut (8.1%), and Pennsylvania (6.6%), at December 31, 2012.

For the year ended December 31, 2012, the Partnership’s rental income from operations totaled approximately $117.4 million, of which approximately $19.1 million was from Daybreak Healthcare (16.2%), $16.5 million from Saber Health Group (14.0%), and $12.3 million from EmpRes (10.4%). No other operator generated more than 8.3% of the Partnership’s rental income from operations for the year ended December 31, 2012.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2011 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Partnership’s total assets at December 31, 2012. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Daybreak Healthcare (1)
Financial position
Current assets	$60,101,714	20,268,519
Noncurrent assets	14,836,834	33,730,570
Current liabilities	.42,805,808	43,808,258
Noncurrent liabilities	35,822,405	48,613,081
(Deficit) equity	(3,749,665)	(38,422,250)
Results of operations
Revenues	$253,149,467	$243,231,294
Gross profit	12,852,928	5,338,258
Income from continuing operations	.11,765,523	1,869,985
Net income	5,942,277	2,065,042

(1)	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.